Offsetting Assets and Liabilities - Gross and Net Amounts of Derivative Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Interest rate commitments
Derivative Instruments, Gain (Loss) [Line Items]
Gross Amounts of Recognized Liabilities	$ 9	$ 16	$ 3
Gross Amounts Offset in the Consolidated Balance Sheets	0	0	0
Net Amount of Assets Presented in the Consolidated Balance Sheets	9	16	3
Gross Amounts of Recognized Assets	179	40	689
Gross Amounts Offset in the Consolidated Balance Sheets	0	0	0
Net Amount of Assets Presented in the Consolidated Balance Sheets	179	40	689
Forward sale contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gross Amounts of Recognized Liabilities	130	1	313
Gross Amounts Offset in the Consolidated Balance Sheets	(23)	(1)	(1)
Net Amount of Assets Presented in the Consolidated Balance Sheets	107	0	312
Gross Amounts of Recognized Assets	23	33	1
Gross Amounts Offset in the Consolidated Balance Sheets	(23)	(1)	(1)
Net Amount of Assets Presented in the Consolidated Balance Sheets		32
Repurchase agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gross Amounts of Recognized Liabilities	3,540	2,636	3,425
Gross Amounts Offset in the Consolidated Balance Sheets	0	0	0
Net Amount of Assets Presented in the Consolidated Balance Sheets	$ 3,540	$ 2,636	$ 3,425